Noncontrolling Interest - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Sep. 20, 2023	Dec. 31, 2023	Dec. 31, 2021
Noncontrolling Interest [Line Items]
Redemption ratio				1
Number of days after redemption notice date that redemption must be settled				10 years
Redemption value of noncontrolling interest		$ 167,000		$ 167,000
Excess redeemable noncontrolling interest over carrying amount		160,700		160,700
Adjustments to additional paid in capital, fair value adjustment, redeemable noncontrolling interest		160,733
Additional Paid in Capital
Noncontrolling Interest [Line Items]
Adjustments to additional paid in capital, fair value adjustment, redeemable noncontrolling interest		17,601 [1]		17,600
Retained Earnings (Deficit)
Noncontrolling Interest [Line Items]
Adjustments to additional paid in capital, fair value adjustment, redeemable noncontrolling interest		$ 143,132		$ 143,100
Common Class A
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)		9,517,816		9,517,816
Stockholders' equity, conversion, threshold volume weighted average price period				5 days
Legacy AON Stockholders | AON LLC
Noncontrolling Interest [Line Items]
Common unit, units outstanding (in units)		28,109,796		28,109,796
Allocation of income to controlling and noncontrolling interests (in percent)	80.80%		100.00%	67.80%	100.00%
Common stock, shares outstanding (in shares)		25,109,551		25,109,551
Class of warrant outstanding (in warrants)		3,000,245		3,000,245
LLC ownership threshold, percentage		50.00%		50.00%

[1]	The acronyms in the tables above are defined as follows:APIC - Accumulated paid in capitalAOCI - Accumulated other comprehensive incomeNCI - Mezzanine equity classified noncontrolling interest